Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 123,675	$ 17,931	¥ 124,493	¥ 107,074
Operating costs and expenses:
Cost of revenues	63,935	9,269	64,314	55,158
Selling, general and administrative	20,514	2,975	24,723	18,063
Research and development	23,315	3,380	24,938	19,513
Total operating costs and expenses	107,764	15,624	113,975	92,734
Operating profit (loss)	15,911	2,307	10,518	14,340
Total other (loss) income, net	(5,799)	(841)	260	8,750
Income (loss) before income taxes	10,112	1,466	10,778	23,090
Income taxes	2,578	374	3,187	4,064
Net income (loss)	7,534	1,092	7,591	19,026
Less: net income (loss) attributable to noncontrolling interests	(25)	(4)	(2,635)	(3,446)
Net income (loss) attributable to Baidu, Inc.	7,559	1,096	10,226	22,472
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	95,431	13,836	95,163	78,684
Operating costs and expenses:
Cost of revenues	42,378	6,144	37,838	28,368
Selling, general and administrative	17,103	2,480	20,040	12,931
Research and development	21,416	3,105	22,143	16,847
Total operating costs and expenses	80,897	11,729	80,021	58,146
Operating profit (loss)	14,534	2,107	15,142	20,538
Total other (loss) income, net	(4,453)	(646)	1,793	9,693
Income (loss) before income taxes	10,081	1,461	16,935	30,231
Income taxes	2,494	362	3,090	4,041
Net income (loss)	7,587	1,099	13,845	26,190
Less: net income (loss) attributable to noncontrolling interests	36	4	288	(334)
Net income (loss) attributable to Baidu, Inc.	7,551	1,095	13,557	26,524
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	28,998	4,204	30,554	29,707
Operating costs and expenses:
Cost of revenues	22,321	3,236	27,513	27,884
Selling, general and administrative	3,466	503	4,725	5,188
Research and development	1,899	275	2,795	2,676
Total operating costs and expenses	27,686	4,014	35,033	35,748
Operating profit (loss)	1,312	190	(4,479)	(6,041)
Total other (loss) income, net	(1,346)	(195)	(1,533)	(943)
Income (loss) before income taxes	(34)	(5)	(6,012)	(6,984)
Income taxes	84	12	97	23
Net income (loss)	(118)	(17)	(6,109)	(7,007)
Less: net income (loss) attributable to noncontrolling interests	18	3	61	31
Net income (loss) attributable to Baidu, Inc.	(136)	(20)	(6,170)	(7,038)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues	(754)	(109)	(1,224)	(1,317)
Operating costs and expenses:
Cost of revenues	(764)	(111)	(1,037)	(1,094)
Selling, general and administrative	(55)	(8)	(42)	(56)
Research and development	0	0	0	(10)
Total operating costs and expenses	(819)	(119)	(1,079)	(1,160)
Operating profit (loss)	65	10	(145)	(157)
Total other (loss) income, net	0	0	0	0
Income (loss) before income taxes	65	10	(145)	(157)
Income taxes	0	0	0	0
Net income (loss)	65	10	(145)	(157)
Less: net income (loss) attributable to noncontrolling interests	(79)	(11)	(2,984)	(3,143)
Net income (loss) attributable to Baidu, Inc.	¥ 144	$ 21	¥ 2,839	¥ 2,986